Leases - Schedule of Carrying Amount of Lease Liabilities and the Movements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
$’000
As of beginning	$ (2,237)	$ (2,888)
Additions		(463)
Accretion of interest recognized during the year	(83)	(133)	$ (158)
Payments	1,103	1,070	966
Exchange realignment	26	177
As of ending	$ (1,191)	$ (2,237)	$ (2,888)